Fair Value Measurements (Details 1) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Schedule of Available-for-sale Securities [Line Items]
Fair value Less than 12 months	$ 20,881	$ 46,706
Unrealized Losses Less than 12 months	(243)	(237)
Fair value 12 months or greater	18,904
Unrealized Losses 12 months or greater	(259)
Fair value	39,785	46,706
Unrealized Loss	(502)	(237)
Corporate debentures [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair value Less than 12 months	12,017	43,852
Unrealized Losses Less than 12 months	(126)	(211)
Fair value 12 months or greater	16,547
Unrealized Losses 12 months or greater	(238)
Fair value	28,564	43,852
Unrealized Loss	(364)	(211)
Government debentures [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair value Less than 12 months	8,864	2,854
Unrealized Losses Less than 12 months	(117)	(26)
Fair value 12 months or greater	2,357
Unrealized Losses 12 months or greater	(21)
Fair value	11,221	2,854
Unrealized Loss	$ (138)	$ (26)